Schedule of tax treatment of common stock dividend distribution (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Dividends per share - book basis	$ 0.84	$ 0.00	$ 0.40
Dividends per share - tax basis	$ 0.84	$ 0.00	$ 0.40
Ordinary Income	100.00%	0.00%	100.00%
Long-Term Capital Gain	0.00%	0.00%	0.00%
Return of Capital	0.00%	0.00%	0.00%